Balance Sheets - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Current assets
Cash and cash equivalents	$ 54,369	$ 13,380	$ 980
Inventory	7,200
Total current assets	61,569	13,380	980
Total Assets	61,569	13,380	980
Current liabilities
Accounts payable and accrued liabilities	13,039	5,333	3,391
Accounts payable due to related parties (Note 3)	599	599	153,874
Due to related parties (Note 3)	70,673	70,673	57,373
Total current liabilities	84,311	76,605	214,638
Total Liabilities	84,311	76,605	214,638
Stockholders’ deficit
Capital stock (Note 4) Authorized 75,000,000 of common shares, par value $0.001 Issued and outstanding 24,827,264 common shares issued and outstanding (August 31, 2017 - 23,977,264), par value $0.001	24,827	23,977	22,170
Additional paid in capital	349,223	265,073	86,180
Accumulated deficit	(396,792)	(352,275)	(322,008)
Total stockholders’ deficit	(22,742)	(63,225)	(213,658)
Total Liabilities and Stockholders' Deficit	$ 61,569	$ 13,380	$ 980